Supplemental Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash payments for interest	$ 28,338	$ 78,232	$ 37,846
Cash payments (refunds) for income taxes	$ 456	$ 407	$ 281